RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
Schedule of Rent Payments and Expense

Rent payments and expense relating to these two operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2021	2020	2021	2020
Jamaica Avenue at 169th Street	$624,994	$624,994	$1,517,437	$1,582,344
504-506 Fulton Street	362,256	362,256	350,438	350,437
Total	$987,250	$987,250	$1,867,875	$1,932,781

Schedule of Summarizes Assets and Liabilities Related

The following summarizes assets and liabilities related to these two leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2021	2020	2021	2020	Expiration Date
Jamaica Avenue at 169th Street	$12,842,642	$13,190,809	$4,959,450	$5,084,505	May 31, 2030
504-506 Fulton Street	2,831,134	2,890,056	2,946,306	3,008,181	April 30, 2031
Total	$15,673,776	$16,080,865	$7,905,756	$8,092,686